Financial Instruments - Assets and Liabilities Reconciliation of Fair Value Measurements in Level 3 of the Fair Value Hierarchy (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of fair value measurement of assets [line items]
Beginning balance	£ 281,702	£ 283,372
Beginning balance	(265,685)	(267,463)
Total gains/(losses) recognised in profit or loss, fair value movements	0	0	£ 0
Transfers in	0	0
Transfers in	0	0
Transfers out	0	0
Transfers out	0	0
Ending Balance	292,332	281,702	283,372
Ending Balance	(276,396)	(265,685)	(267,463)
Level 3 | Fair Value Through P&L
Disclosure of fair value measurement of assets [line items]
Beginning balance	386	976
Total gains/(losses) recognised in profit or loss, fair value movements	(1)	(9)
Total gains/(losses) recognised in profit or loss, foreign exchange and other movements	(5)	6
Transfers in	0	11
Transfers out	0
Netting	(42)	(430)
Additions	0	188
Sales	(19)	0
Settlements	(111)	(356)
Ending Balance	208	386	976
Gains/(losses) recognised in profit or loss relating to assets and liabilities held at the end of the year	(6)	(3)
Sales, fair value measurement, assets	19	0
Level 3 | Financial assets at FVOCI
Disclosure of fair value measurement of assets [line items]
Beginning balance	56	73
Total gains/(losses) recognised in profit or loss, fair value movements	(4)	(2)
Total gains/(losses) recognised in profit or loss, foreign exchange and other movements	0	0
Transfers in	0	0
Transfers out	0
Netting	0	0
Additions	0	0
Sales	(19)	0
Settlements	(12)	(15)
Ending Balance	21	56	73
Gains/(losses) recognised in profit or loss relating to assets and liabilities held at the end of the year	(4)	(2)
Sales, fair value measurement, assets	19	0
Level 3 | Financial assets at Fair Value Class
Disclosure of fair value measurement of assets [line items]
Beginning balance	517	1,143
Total gains/(losses) recognised in profit or loss, fair value movements	5	7
Total gains/(losses) recognised in profit or loss, foreign exchange and other movements	(5)	6
Transfers in	1	11
Transfers out	0
Netting	(42)	(430)
Additions	2	190
Sales	(38)	0
Settlements	(143)	(410)
Ending Balance	297	517	1,143
Gains/(losses) recognised in profit or loss relating to assets and liabilities held at the end of the year	0	13
Sales, fair value measurement, assets	38	0
Level 3 | Derivative Financial Instruments
Disclosure of fair value measurement of assets [line items]
Beginning balance	75	94
Total gains/(losses) recognised in profit or loss, fair value movements	10	18
Total gains/(losses) recognised in profit or loss, foreign exchange and other movements	0	0
Transfers in	1	0
Transfers out	0
Netting	0	0
Additions	2	2
Sales	0	0
Settlements	(20)	(39)
Ending Balance	68	75	94
Gains/(losses) recognised in profit or loss relating to assets and liabilities held at the end of the year	10	18
Sales, fair value measurement, assets	0	0
Derivative Liabilities | Level 3
Disclosure of fair value measurement of assets [line items]
Beginning balance	(32)	(66)
Total gains/(losses) recognised in profit or loss, fair value movements	(6)	(6)
Total gains/(losses) recognised in profit or loss, foreign exchange and other movements	0	0
Transfers in	0	0
Transfers out	0
Netting	0	0
Additions	0	0
Sales	0	0
Settlements	6	40
Ending Balance	(32)	(32)	(66)
Gains/(losses) recognised in profit or loss relating to assets and liabilities held at the end of the year	(6)
Gains/(losses) recognised in profit or loss relating to assets and liabilities held at the end of the year		(6)
Sales	0	0
Fair Value Through P&L | Derivative Liabilities | Level 3
Disclosure of fair value measurement of assets [line items]
Beginning balance	(61)	(49)
Total gains/(losses) recognised in profit or loss, fair value movements	18	(6)
Total gains/(losses) recognised in profit or loss, foreign exchange and other movements	8	(6)
Transfers in	0	0
Transfers out	28
Netting	0	0
Additions	(2)	(3)
Sales	0	0
Settlements	1	3
Ending Balance	(8)	(61)	(49)
Gains/(losses) recognised in profit or loss relating to assets and liabilities held at the end of the year	26
Gains/(losses) recognised in profit or loss relating to assets and liabilities held at the end of the year		(12)
Sales	0	0
Financial Liabilities at Fair Value, Class | Derivative Liabilities | Level 3
Disclosure of fair value measurement of assets [line items]
Beginning balance	(93)	(115)
Total gains/(losses) recognised in profit or loss, fair value movements	12	(12)
Total gains/(losses) recognised in profit or loss, foreign exchange and other movements	8	(6)
Transfers in	0	0
Transfers out	28
Netting	0	0
Additions	(2)	(3)
Sales	0	0
Settlements	7	43
Ending Balance	(40)	(93)	£ (115)
Gains/(losses) recognised in profit or loss relating to assets and liabilities held at the end of the year	20
Gains/(losses) recognised in profit or loss relating to assets and liabilities held at the end of the year		(18)
Sales	£ 0	£ 0